Other current operating liabilities (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 90,843	SFr 54,921
Indirect taxes (VAT/GST) payables	22,466	19,233
Social security payables	18,366	40,837
Other current liabilities	9,534	6,682
Other current operating liabilities	SFr 141,209	SFr 121,673